Templeton Emerging Markets Income Fund
Statement of Investments, March 31, 2019 (unaudited)
		Shares/Warrants		Value
	Common Stocks and Other Equity Interests 0.2%
	Mexico 0.0%
[a,b]	Corporacion GEO SAB de CV, B	221,287		$ —
[a,b]	Corporacion GEO SAB de CV, wts., 12/30/27	346,196		—
				—
	South Africa 0.2%
[a,b,c]	Edcon Holdings Ltd., F wts., 2/20/49	4,375		—
[a,b,c]	Edcon Holdings Ltd., F1 wts., 2/20/49	78,291,411		—
[a,b,c]	Edcon Holdings Ltd., F2 wts., 2/20/49	6,340,039		—
[a,b,c]	K2016470219 South Africa Ltd., A	93,760,463		64,952
[a,b,c]	K2016470219 South Africa Ltd., B	161,018,517		111,544
[a]	Platinum Group Metals Ltd.	260,859		513,892
[a,d]	Platinum Group Metals Ltd., 144A	48,837		95,049
				785,437
	United Republic of Tanzania 0.0%†
[a,b]	Swala (PAEM) Ltd., wts., 1/15/23	662,500		95,154
	Total Common Stocks and Other Equity Interests (Cost $10,498,738)			880,591
		Principal Amount*
	Convertible Bonds (Cost $4,000,000) 0.6%
	South Africa 0.6%
	Platinum Group Metals Ltd., cvt., 6.875%, 7/01/22	4,000,000		3,044,894
	Foreign Government and Agency Securities 57.7%
	Argentina 12.0%
	Argentina Treasury Bill,
	Strip, 4/30/20	1,854,000	ARS	47,353
	Strip, 7/31/20	6,487,000	ARS	144,116
	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	216,238,000	ARS	3,592,818
	16.00%, 10/17/23	96,102,000	ARS	1,653,850
	senior note, 15.50%, 10/17/26	354,647,000	ARS	5,713,153
	Government of Argentina,
	[e] FRN, 54.47%, (ARPP7DRR), 6/21/20	16,421,000	ARS	419,731
	[f] Index Linked, 4.00%, 3/06/20	3,174,000	ARS	103,142
	senior bond, 7.125%, 7/06/36	15,000,000		11,536,800
	senior note, 4.50%, 2/13/20	8,314,000		7,649,919
	senior note, 7.50%, 4/22/26	15,000,000		12,714,075
	senior note, 6.875%, 1/26/27	25,000,000		20,257,000
				63,831,957
	Brazil 9.8%
	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21	15,035[g]	BRL	4,008,734
	10.00%, 1/01/23	411[g]	BRL	110,869
	10.00%, 1/01/25	13,416[g]	BRL	3,634,590
	10.00%, 1/01/27	102,927[g]	BRL	27,882,988
	10.00%, 1/01/29	8,440[g]	BRL	2,298,619
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Emerging Markets Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Brazil (continued)
	Letra Tesouro Nacional,
	Strip, 7/01/20	36,810[g]	BRL	$ 8,661,059
	Strip, 7/01/21	23,940[g]	BRL	5,195,034
				51,791,893
	Colombia 2.8%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	2,433,000,000	COP	798,338
	senior bond, 4.375%, 3/21/23	164,000,000	COP	49,029
	senior bond, 9.85%, 6/28/27	262,000,000	COP	101,776
	Titulos de Tesoreria,
	B, 7.75%, 9/18/30	10,016,000,000	COP	3,423,190
	senior bond, B, 11.00%, 7/24/20	1,655,000,000	COP	560,823
	senior bond, B, 7.00%, 5/04/22	2,445,000,000	COP	804,760
	senior bond, B, 10.00%, 7/24/24	4,932,000,000	COP	1,841,067
	senior bond, B, 7.50%, 8/26/26	16,738,000,000	COP	5,674,303
	senior bond, B, 6.00%, 4/28/28	3,627,000,000	COP	1,106,014
	senior note, B, 7.00%, 9/11/19	1,585,000,000	COP	502,733
				14,862,033
	Croatia 1.5%
[d]	Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000		8,087,508
	Dominican Republic 2.8%
[h]	Government of the Dominican Republic, senior bond, Reg S, 6.85%, 1/27/45	14,000,000		15,090,460
	El Salvador 0.5%
[d]	Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000		2,772,536
	Ethiopia 1.9%
[d]	Government of Ethiopia, 144A, 6.625%, 12/11/24	10,000,000		10,190,450
	Ghana 1.9%
	Ghana Treasury Note,
	17.24%, 11/11/19	50,000	GHS	9,050
	16.50%, 2/17/20	1,950,000	GHS	348,687
	16.50%, 3/16/20	490,000	GHS	87,463
	Government of Ghana,
	24.50%, 4/22/19	5,300,000	GHS	970,072
	24.50%, 5/27/19	2,040,000	GHS	375,486
	21.00%, 3/23/20	481,000	GHS	89,210
	24.75%, 3/01/21	350,000	GHS	69,105
	16.25%, 5/17/21	8,220,000	GHS	1,419,540
	24.50%, 6/21/21	5,670,000	GHS	1,125,515
	24.75%, 7/19/21	7,080,000	GHS	1,414,476
	19.50%, 10/18/21	5,917,000	GHS	1,081,773
	18.75%, 1/24/22	540,000	GHS	97,151
	16.50%, 2/06/23	6,750,000	GHS	1,130,060
	19.75%, 3/25/24	360,000	GHS	66,484
	19.00%, 11/02/26	2,930,000	GHS	523,724
	senior note, 21.50%, 3/09/20	60,000	GHS	11,181
	senior note, 18.25%, 9/21/20	2,210,000	GHS	399,250
	senior note, 16.50%, 3/22/21	170,000	GHS	29,603
	senior note, 18.25%, 7/25/22	3,470,000	GHS	615,779
	senior note, 16.25%, 4/07/25	1,660,000	GHS	269,654
				10,133,263
  |  2

Templeton Emerging Markets Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	India 1.2%
	Government of India,
	senior bond, 7.80%, 5/03/20	68,300,000	INR	$ 1,001,769
	senior bond, 8.35%, 5/14/22	20,200,000	INR	304,990
	senior note, 7.28%, 6/03/19	2,700,000	INR	39,104
	senior note, 8.12%, 12/10/20	51,300,000	INR	760,769
	senior note, 7.80%, 4/11/21	91,600,000	INR	1,355,226
	senior note, 7.16%, 5/20/23	12,700,000	INR	185,102
	senior note, 8.83%, 11/25/23	171,200,000	INR	2,651,503
				6,298,463
	Indonesia 6.2%
	Government of Indonesia,
	senior bond, FR31, 11.00%, 11/15/20	134,139,000,000	IDR	10,057,595
	senior bond, FR36, 11.50%, 9/15/19	40,000,000,000	IDR	2,880,056
	senior bond, FR39, 11.75%, 8/15/23	1,780,000,000	IDR	146,269
	senior bond, FR40, 11.00%, 9/15/25	58,140,000,000	IDR	4,793,689
	senior bond, FR42, 10.25%, 7/15/27	2,368,000,000	IDR	191,419
	senior bond, FR44, 10.00%, 9/15/24	1,066,000,000	IDR	83,349
	senior bond, FR46, 9.50%, 7/15/23	80,000,000,000	IDR	6,098,312
	senior bond, FR53, 8.25%, 7/15/21	6,465,000,000	IDR	467,373
	senior bond, FR56, 8.375%, 9/15/26	70,379,000,000	IDR	5,167,719
	senior bond, FR61, 7.00%, 5/15/22	5,185,000,000	IDR	365,116
	senior bond, FR63, 5.625%, 5/15/23	3,071,000,000	IDR	205,222
	senior bond, FR70, 8.375%, 3/15/24	8,448,000,000	IDR	622,090
	senior note, FR69, 7.875%, 4/15/19	21,627,000,000	IDR	1,519,509
				32,597,718
	Kenya 8.9%
	Government of Kenya,
	[d] senior note, 144A, 6.875%, 6/24/24	30,813,000		31,736,928
	[h] senior note, Reg S, 5.875%, 6/24/19	7,200,000		7,223,004
	[h] senior note, Reg S, 6.875%, 6/24/24	7,700,000		7,930,884
				46,890,816
	Mexico 0.3%
	Government of Mexico, senior note, M, 5.00%, 12/11/19	263,200[i]	MXN	1,328,724
	Senegal 5.2%
[d]	Government of Senegal, 144A, 6.25%, 7/30/24	26,680,000		27,802,961
	Serbia 2.1%
[d]	Government of Serbia, senior note, 144A, 7.25%, 9/28/21	10,250,000		11,141,340
	Ukraine 0.6%
[a,d,j]	Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	4,735,000		3,034,567
	Total Foreign Government and Agency Securities (Cost $340,059,291)			305,854,689
	Quasi-Sovereign and Corporate Bonds 6.6%
	Bermuda 0.1%
[d,k]	Digicel Group Two Ltd., senior note, 144A, PIK, 9.125%, 4/01/24	3,300,000		868,147
	Chile 1.3%
[d]	VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	6,536,000		6,723,910
	Costa Rica 2.5%
[b,c]	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	13,586,400		13,259,950
  |  3

Templeton Emerging Markets Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
			Principal Amount*		Value
	Quasi-Sovereign and Corporate Bonds (continued)
	South Africa 0.2%
[b,c,k]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22		7,321,065		$ 9,083
	senior secured note, 144A, PIK, 8.00%, 12/31/22		2,193,197	EUR	24,124
[b,c,k]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22		27,083,427		1,019,612
					1,052,819
	United Republic of Tanzania 2.5%
[b,c]	Swala (PAEM) Ltd., senior note, 144A, 14.50% to 1/15/21, 16.00% to 7/15/21, 17.50% to 1/15/22, 19.00% to 7/15/22, 20.50% thereafter, 1/15/23		12,500,000		13,254,743
	Total Quasi-Sovereign and Corporate Bonds (Cost $67,474,176)				35,159,569
		Number of Contracts	Notional Amount*
	Options Purchased (Cost $117) 0.0%†
	Puts - Over-the-Counter
	Currency Options 0.0%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.683, Expires 12/23/19	1	11,000	AUD	79
	Total Investments before Short Term Investments (Cost $422,032,322)				344,939,822
			Principal Amount*
	Short Term Investments 31.2%
	Foreign Government and Agency Securities 5.1%
	Argentina 1.7%
[l]	Argentina Treasury Bill, 4/30/19 - 2/28/20		328,583,000	ARS	8,974,884
	Egypt 3.1%
[l]	Egypt Treasury Bill,
	4/02/19 - 6/04/19		181,000,000	EGP	10,202,686
	6/18/19		111,500,000	EGP	6,199,735
					16,402,421
	Mexico 0.3%
[l]	Mexico Treasury Bill, 5/23/19 - 7/04/19		2,791,330[m]	MXN	1,414,156
	Total Foreign Government and Agency Securities (Cost $28,492,328)				26,791,461
	U.S. Government and Agency Securities (Cost $49,963,792) 9.4%
	United States 9.4%
[l]	U.S. Treasury Bill, 4/11/19		50,000,000		49,966,903
	Total Investments before Money Market Funds (Cost $500,488,442)				421,698,186
  |  4

Templeton Emerging Markets Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
			Shares		Value
	Short Term Investments (continued)
	Money Market Funds (Cost $88,615,524) 16.7%
	United States 16.7%
[n,o]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%		88,615,524		$ 88,615,524
	Total Investments (Cost $589,103,966) 96.3%				510,313,710
	Options Written (0.0)%†				(84)
	Other Assets, less Liabilities 3.7%				19,489,109
	Net Assets 100.0%				$529,802,735
		Number of Contracts	Notional Amount*
	Options Written (Premiums received $111) (0.0)%†
	Calls - Over-the-Counter
	Currency Options (0.0)%†
	AUD/USD, Counterparty GSCO, December Strike Price $0.739, Expires 12/23/19	1	11,000	AUD	(84)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $102,453,396, representing 19.3% of net assets.
[e]The coupon rate shown represents the rate at period end.
[f]Redemption price at maturity and coupon payment are adjusted for inflation.
[g]Principal amount is stated in 1,000 Brazilian Real Units.
[h]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $30,244,348, representing 5.7% of net assets.
[i]Principal amount is stated in 100 Mexican Peso Units.
[j]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[k]Income may be received in additional securities and/or cash.
[l]The security was issued on a discount basis with no stated coupon rate.
[m]Principal amount is stated in 10 Mexican Peso Units.
[n]See Note 6 regarding investments in affiliated management investment companies.
[o]The rate shown is the annualized seven-day effective yield at period end.
  |  5

Templeton Emerging Markets Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	JPHQ	Sell	3,675,250	$2,637,984	4/11/19	$ 27,890	$ —
Indian Rupee	HSBK	Sell	13,551,280	190,319	4/11/19	—	(4,903)
Euro	DBAB	Sell	1,649,275	1,857,092	4/12/19	4,503	—
Australian Dollar	CITI	Sell	3,276,008	2,314,500	4/15/19	—	(12,244)
Australian Dollar	JPHQ	Sell	7,350,500	5,285,524	4/15/19	64,924	—
Euro	DBAB	Sell	1,649,275	1,907,398	4/15/19	54,340	—
Euro	GSCO	Sell	1,220,012	1,411,310	4/15/19	40,554	—
Indian Rupee	CITI	Sell	23,406,000	328,132	4/15/19	—	(8,716)
Indian Rupee	HSBK	Sell	23,385,458	328,139	4/15/19	—	(8,414)
Euro	HSBK	Sell	826,000	954,608	4/16/19	26,470	—
Indian Rupee	CITI	Sell	1,219,000	17,066	4/16/19	—	(473)
Japanese Yen	CITI	Buy	624,500,000	5,620,253	4/16/19	24,423	—
Japanese Yen	CITI	Sell	624,500,000	5,799,214	4/16/19	154,539	—
Japanese Yen	HSBK	Buy	1,620,890,000	14,573,073	4/17/19	79,007	—
Japanese Yen	HSBK	Sell	1,620,890,000	14,728,869	4/17/19	76,790	—
Euro	DBAB	Sell	673,503	773,006	4/23/19	15,775	—
Euro	GSCO	Sell	407,725	468,403	4/23/19	9,990	—
Euro	UBSW	Sell	2,688,465	3,089,907	4/23/19	67,217	—
Euro	DBAB	Sell	1,506,000	1,724,325	4/24/19	30,959	—
Euro	UBSW	Sell	907,070	1,037,715	4/24/19	17,794	—
Euro	DBAB	Sell	673,497	771,626	4/25/19	14,273	—
Euro	JPHQ	Sell	565,000	646,871	4/25/19	11,524	—
Euro	BOFA	Sell	802,498	917,918	4/29/19	15,193	—
Euro	BOFA	Sell	802,498	923,419	4/30/19	20,614	—
Euro	BZWS	Sell	1,273,708	1,466,407	4/30/19	33,496	—
Euro	DBAB	Sell	2,265,071	2,610,233	4/30/19	62,046	—
Euro	SCNY	Sell	179,416	206,450	4/30/19	4,609	—
Euro	CITI	Sell	358,630	412,536	5/02/19	9,008	—
Australian Dollar	CITI	Sell	3,264,496	2,309,370	5/13/19	—	(10,457)
Australian Dollar	JPHQ	Sell	3,675,250	2,602,610	5/13/19	—	(9,108)
Australian Dollar	CITI	Sell	3,264,496	2,322,118	5/15/19	2,202	—
Mexican Peso	GSCO	Buy	449,723,060	21,286,146	5/15/19	1,714,379	—
Mexican Peso	GSCO	Sell	449,723,060	23,179,928	5/15/19	179,403	—
Euro	BOFA	Sell	3,358,713	3,820,839	5/20/19	35,602	—
Euro	JPHQ	Sell	565,000	642,363	5/20/19	5,613	—
Indian Rupee	HSBK	Sell	15,485,000	215,413	5/20/19	—	(6,053)
Japanese Yen	JPHQ	Buy	2,334,700,000	21,070,413	5/20/19	87,046	—
Japanese Yen	JPHQ	Sell	2,334,700,000	21,233,521	5/20/19	76,062	—
Euro	GSCO	Sell	407,626	464,824	5/21/19	5,393	—
Euro	JPHQ	Sell	1,130,000	1,285,127	5/21/19	11,515	—
Euro	SCNY	Sell	413,000	471,006	5/21/19	5,518	—
Euro	UBSW	Sell	2,688,465	3,059,366	5/21/19	29,224	—
Indian Rupee	JPHQ	Sell	16,418,000	227,651	5/22/19	—	(7,097)
Japanese Yen	SCNY	Buy	1,770,880,000	15,982,094	5/22/19	68,133	—
Japanese Yen	SCNY	Sell	1,770,880,000	16,089,255	5/22/19	39,028	—
Euro	BZWS	Sell	636,854	727,828	5/28/19	9,590	—
Euro	MSCO	Sell	907,070	1,036,813	5/28/19	13,827	—
Japanese Yen	DBAB	Buy	626,420,000	5,654,682	5/28/19	25,164	—
Japanese Yen	DBAB	Sell	626,420,000	5,698,950	5/28/19	19,104	—
  |  6

Templeton Emerging Markets Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	BOFA	Sell	1,753,000	$1,255,709	5/31/19	$ 9,566	$ —
Euro	DBAB	Sell	2,265,961	2,591,597	5/31/19	35,435	—
Mexican Peso	DBAB	Buy	366,946,257	18,899,169	5/31/19	—	(181,747)
Mexican Peso	DBAB	Sell	366,946,257	18,765,310	5/31/19	47,888	—
Euro	SCNY	Sell	628,500	721,857	6/05/19	12,573	—
Japanese Yen	SCNY	Buy	1,873,240,000	16,926,205	6/07/19	72,091	—
Japanese Yen	SCNY	Sell	1,873,240,000	16,851,973	6/07/19	—	(146,323)
Indian Rupee	HSBK	Sell	23,262,080	324,493	6/11/19	—	(7,282)
Indian Rupee	HSBK	Sell	11,672,385	164,643	6/14/19	—	(1,773)
Indian Rupee	HSBK	Sell	23,285,000	329,233	6/17/19	—	(2,628)
Euro	BOFA	Sell	1,679,357	1,912,888	6/18/19	15,638	—
Euro	DBAB	Sell	359,450	409,364	6/18/19	3,276	—
Euro	GSCO	Sell	1,220,012	1,389,453	6/18/19	11,147	—
Indian Rupee	CITI	Sell	18,789,000	265,063	6/18/19	—	(2,688)
Indian Rupee	JPHQ	Sell	16,474,000	233,889	6/19/19	—	(843)
Indian Rupee	JPHQ	Sell	14,154,000	203,114	6/20/19	1,463	—
Indian Rupee	HSBK	Sell	14,823,000	203,442	7/22/19	—	(6,967)
Mexican Peso	HSBK	Buy	600,000,000	30,681,121	7/31/19	—	(365,282)
Mexican Peso	HSBK	Sell	600,000,000	30,517,268	7/31/19	201,429	—
Euro	GSCO	Sell	407,626	470,062	9/23/19	5,814	—
Euro	BZWS	Sell	636,854	730,723	9/30/19	4,979	—
Euro	SCNY	Sell	182,974	208,981	9/30/19	467	—
Total Forward Exchange Contracts						$3,614,507	$(782,998)
Net unrealized appreciation (depreciation)						$2,831,509

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.310%	Semi-Annual	7/29/25	$53,095,000	$ 30,345
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.432%	Semi-Annual	3/03/27	18,500,000	(121,401)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.568%	Semi-Annual	3/13/27	8,500,000	(138,922)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.383%	Semi-Annual	4/03/27	8,400,000	(64,803)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual	7/29/45	39,530,000	(1,381,227)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	6,230,000	(532,494)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	6,230,000	(561,551)
  |  7

Templeton Emerging Markets Income Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
Interest Rate Swap Contracts  (continued)
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	$6,230,000	$ (583,992)
Total Interest Rate Swap Contracts				$(3,354,045)
See Abbreviations on page 15.
  |  8

Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)
1.   ORGANIZATION
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
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Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION  (continued)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
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Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)
At March 31, 2019, the Fund received $381,597 in U.S. Treasury Bonds and Notes as collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5.  RESTRICTED SECURITIES
At March 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Principal Amount*/Shares/Warrants		Issuer	Acquisition Date	Cost	Value
4,375		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$46	$ —
78,291,411		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	829,537	—
6,340,039		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	67,176	—
93,760,463		K2016470219 South Africa Ltd., A	5/10/11 - 2/01/17	538,947	64,952
161,018,517		K2016470219 South Africa Ltd., B	5/10/11 - 2/01/17	119,550	111,544
7,321,065		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	2/01/17 - 12/31/18	8,671,312	9,083
2,193,197	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 8.00%, 12/31/22	2/01/17 - 12/31/18	1,367,988	24,124
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Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)
5.  RESTRICTED SECURITIES  (continued)
Principal Amount*/Shares/Warrants		Issuer	Acquisition Date	Cost	Value
27,083,427		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 12/31/18	$23,257,610	$1,019,612
13,586,400		Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	13,586,400	13,259,950
12,500,000	[a]	Swala (PAEM) Ltd., senior note, 144A, 14.50% to 1/15/21, 16.00% to 7/15/21, 17.50% to 1/15/22, 19.00% to 7/15/22, 20.50% thereafter, 1/15/23	1/15/18	12,500,000	13,254,743
		Total Restricted Securities (Value is 5.2% of Net Assets)		$60,938,566	$27,744,008

[a]The Fund also invests in unrestricted securities of the issuer, valued at $95,154 as of March 31, 2019.
*In U.S. dollars unless otherwise indicated.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	67,920,235	67,920,534	(47,225,245)	88,615,524	$88,615,524	$381,125	$ —	$ —
7.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)
A summary of inputs used as of March 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Mexico	$—	$—	$—[c]	$—
South Africa	608,941	—	176,496[c]	785,437
United Republic of Tanzania	—	—	95,154	95,154
Convertible Bonds	—	3,044,894	—	3,044,894
Foreign Government and Agency Securities	—	305,854,689	—	305,854,689
Quasi-Sovereign and Corporate Bonds:
Costa Rica	—	—	13,259,950	13,259,950
South Africa	—	—	1,052,819	1,052,819
United Republic of Tanzania	—	—	13,254,743	13,254,743
All Other Quasi-Sovereign and Corporate Bonds	—	7,592,057	—	7,592,057
Options Purchased	—	79	—	79
Short Term Investments	138,582,427	26,791,461	—	165,373,888
Total Investments in Securities	$139,191,368	$343,283,180	$27,839,162	$510,313,710
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,614,507	$—	$3,614,507
Swap Contracts	—	30,345	—	30,345
Total Other Financial Instruments	$ —	$3,644,852	$ —	$3,644,852
Liabilities:
Other Financial Instruments:
Options Written	$—	$84	$—	$84
Forward Exchange Contracts	—	782,998	—	782,998
Swap Contracts	—	3,384,390	—	3,384,390
Total Other Financial Instruments	$ —	$4,167,472	$ —	$4,167,472

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common stocks as well as other equity interests.
[c]Includes securities determined to have no value at March 31, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended March 31, 2019, is as follows:
	Balance at Beginning of Period	Purchases/ (Sales)	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments[b]
Mexico	$4,123[c]	$—	$—	$—	$—	$—	$(4,123)	$—[c]	$(4,123)
South Africa	177,321[c]	—	—	—	—	—	(825)	176,496[c]	(825)
United Republic of Tanzania	98,799	—	—	—	—	—	(3,645)	95,154	(3,645)
Quasi-Sovereign and Corporate Bonds
Costa Rica	12,769,657	—	—	—	—	—	490,293	13,259,950	490,293
South Africa	57,342	—	1,019,612	—	—	—	(24,135)	1,052,819	(24,135)
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Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS  (continued)
	Balance at Beginning of Period	Purchases/ (Sales)	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
United Republic of Tanzania	$12,759,173	$—	$—	$—	$—	$—	$495,570	$13,254,743	$495,570
Total Investments in Securities	$25,866,415	$—	$1,019,612	$—	$—	$—	$953,135	$27,839,162	$953,135
aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
bIncludes common stocks and other equity interests.
CIncludes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds
Costa Rica	$13,259,950	Discounted cash flow model	Discount rate[b]	8.5%	Decrease[c]
United Republic of Tanzania	13,254,743	Discounted cash flow model	Discount rate	23.0%	Decrease[c]
All other investments[d]	1,324,469
Total	$27,839,162
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non public third party pricing information which is unobservable.
8.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
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Templeton Emerging Markets Income Fund
Notes to Statement of Investments (unaudited)
ABBREVIATIONS
Counterparty
BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
USD	United States Dollar
Selected Portfolio
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
FRN	Floating Rate Note
GDP	Gross Domestic Product
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
VRI	Value Recovery Instruments

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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